Note 7 - Commitments and Contingencies - Summary of Lease Payment Obligations -10-Q (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
2026 (nine months remaining), operating lease	$ 310
2026 (nine months remaining), finance lease	63
2027, operating lease	34	$ 412
2027, finance lease	32	88
Undiscounted total, operating lease	344
Undiscounted total, finance lease	95
Less: imputed interest, operating lease	(15)	(26)
Less: imputed interest, finance lease	(7)	(13)
Present value of future minimum payments, operating lease	329	446
Present value of future minimum payments, financing lease	88	120
Current portion of lease liability, operating lease	(329)	(386)	$ (371)
Current portion of lease liability, financing lease	(79)	(77)	(63)
Lease liability, net of current portion, operating lease	0	34	421
Lease liability, net of current portion, financing lease	$ 9	$ 30	$ 96